Equity (Details) - Schedule of Fair Value of the Warrants	Jan. 17, 2024 USD ($)	Aug. 05, 2024
Risk-Free Rate of Return [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants	4.02
Risk-Free Rate of Return [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		3.89
Risk-Free Rate of Return [Member] | Series B Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		3.62
Estimated Volatility Rate [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants	99.86
Estimated Volatility Rate [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		136.12
Estimated Volatility Rate [Member] | Series B Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		166.01
Dividend Yield [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants	0
Dividend Yield [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		0
Dividend Yield [Member] | Series B Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		0
Spot Price of Underling Ordinary Share [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants	2.8
Spot Price of Underling Ordinary Share [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		2.07
Spot Price of Underling Ordinary Share [Member] | Series B Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		2.07
Exercise Price [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants	1.5
Exercise Price [Member] | Series A Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		2.2
Exercise Price [Member] | Series B Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Fair value of the warrants		2.2
Relative fair Value of Warrant [Member] | Warrant [Member]
Schedule of Fair Value of the Warrants [Line Items]
Relative fair value of warrant (in Dollars)	$ 1,867,400